INTEGRA LIFESCIENCES HOLDINGS CORPORATION
                              311 ENTERPRISE DRIVE
                          PLAINSBORO, NEW JERSEY 08536

July 31, 2006


CONFIDENTIAL

VIA EDGAR
Ms. Celeste M. Murphy, Esq.
U.S.  Securities and Exchange  Commission
Special Counsel
Office of Mergers and Acquisitions
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

                  Re: Integra LifeSciences Holdings Corporation Schedule TO-I filed
                         July 17, 2006
                         (File No. 005-45421)
                         --------------------

Dear Ms. Murphy:

         Pursuant to your letter dated July 27, 2006, we acknowledge that:

         |X| the Company is responsible for the adequacy and accuracy of the disclosure in the filings;

         |X| Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

         |X| the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

         In addition, we acknowledge that the Commission's Division of Enforcement has access to all information that we may provide to the Staff of the Commission's Division of Corporation Finance in its review of our filings or in response to its comments on our filing.

         Should you have any questions relating to foregoing, please do not hesitate to contact the undersigned at (609) 275-0500 or Peter M. Labonski of Latham & Watkins LLP at (212) 906-1323. Thank you for your cooperation and your attention in this matter.


                                                    Very Truly Yours,

                                                    /s/ MAUREEN B. BELLANTONI
                                                    ----------------------------
                                                    Maureen B. Bellantoni
                                                    Executive Vice President and
                                                    Chief Financial Officer



cc:      Latham & Watkins LLP